Consolidated Income Statements - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Revenue	$ 4,920	$ 4,007	$ 3,233
Cost of sales	(121)	(121)	(154)
Gross profit (loss)	4,799	3,886	3,079
Research and development	(2,776)	(2,071)	(1,979)
Selling, general and administrative	(1,115)	(984)	(983)
Disposal, restructuring and other operating expenses, net	(8)	0	(6)
Total operating expenses	(3,899)	(3,055)	(2,968)
Operating income (loss)	900	831	111
Income (loss) from equity investments, net	14	(237)	(20)
Interest income, net	111	116	110
Other non-operating income (loss), net	132	10	11
Income (loss) before income taxes	1,157	720	212
Income tax benefit (expense)	(253)	72	94
Net income (loss)	$ 904	$ 792	$ 306
Net income (loss) per share attributable to ordinary shareholders
Basic (in USD per share)	$ 0.85	$ 0.75	$ 0.30
Diluted (in USD per share)	$ 0.85	$ 0.75	$ 0.29
Weighted average ordinary shares outstanding
Basic (in shares)	1,061	1,050	1,027
Diluted (in shares)	1,068	1,063	1,044
Nonrelated Party
Revenue	$ 3,421	$ 3,184	$ 2,509
Related Party
Revenue	$ 1,499	$ 823	$ 724